Consolidated Statement of Profit or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Profit or Loss
Research and development costs	$ (63)	$ (235)
General and administrative costs	(1,761)	(1,788)
Operating loss	(1,824)	(2,023)
Foreign exchange rate gain (loss), net	893	(240)
Other finance (expense) income, net	(101)	4
Net loss for the period	(1,032)	(2,259)
Net loss for the period attributable to:
Equity holders of the Company	$ (1,032)	$ (2,259)
Per share amounts:
Net loss per share basic and diluted	$ (0.01)	$ (0.02)